Property, Plant and Equipment, Net (Tables)	6 Months Ended
Jun. 30, 2026
Property, Plant and Equipment, Net [Abstract]
Schedule of Property, Plant and Equipment

Property, plant and equipment consisted of the following:

	As of December 31,	As of June 30,
	2025	2026
		(Unaudited)
Machinery and equipment	$6,608	$7,519
Building improvement	6,582	6,885
Land use rights	3,521	3,628
Office equipment, furniture and fixtures	1,965	2,077
Automobiles	486	521
Total	19,162	20,630
Less: accumulated depreciation	(11,303)	(12,318)
Property, plant and equipment, net	$7,859	$8,312